Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Nature of Business [Abstract]
Nature of Business
1.	Nature of Business

TRIG Acquisition 1, Inc. (the "Company") was incorporated in the State of Nevada on December 31, 2009 as GSP-1, Inc. The Company was formed as a vehicle to pursue a business combination. On July 6, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its name from "GSP-1, Inc." to "TRIG Acquisition 1, Inc."

On October 18, 2012, the Company entered into a share exchange agreement (the "Exchange Agreement") by and among (i) the Company, (ii) Grilled Cheese, Inc., a California corporation, ("Grilled Cheese"), (iii) GCT, Inc., a Nevada corporation and wholly-owned subsidiary of the Company ("GCT Sub"); (iv) David Danhi, the majority shareholder of Grilled Cheese ("Majority Shareholder") and (v) Michelle Grant, the minority shareholder of Grilled Cheese ("Minority Shareholder", together with the Majority Shareholder, the "Grilled Cheese Shareholders"). Pursuant to the terms of the Exchange Agreement: (1) the Majority Shareholder transferred to GCT Sub all of the shares of Grilled Cheese held by such shareholder in exchange for the issuance of 4,275,000 shares of the Company's common stock, par value $0.001 per share (the "Common Stock"); and (2) the Minority Shareholder transferred all of the shares of Grilled Cheese held by the Minority Shareholder in exchange for $500,000 and 845,000 shares of Common Stock (the "Share Exchange Transaction").

The Share Exchange Transaction has been accounted for as a reverse acquisition of the Company, by Grilled Cheese but in substance as a capital transaction, rather than a business combination since the Company had nominal operations and assets prior to and as of the closing of the Share Exchange Transaction. The former stockholders of Grilled Cheese represent a significant constituency of the Company's voting power immediately following the Share Exchange Transaction and Grilled Cheese's management assumed operational, financial and governance control. The transaction is deemed a reverse recapitalization and the accounting is similar to that resulting from a reverse acquisition. For accounting purposes, Grilled Cheese is treated as the surviving entity and accounting acquirer in accordance with ASC 805, Business Combinations although the Company was the legal acquirer. Accordingly, the Company's historical financial statements are those of Grilled Cheese. The accumulated losses of Grilled Cheese were carried forward after the completion of the Share Exchange Transaction.

All reference to Common Stock and per share amounts have been restated to effect the Share Exchange Transaction which occurred on October 18, 2012.

On February 19, 2013, following the Share Exchange Transaction, the Company changed its corporate name from "TRIG Acquisition 1, Inc." to "The Grilled Cheese Truck, Inc."

The Company is a food truck operation that sells various types of gourmet grilled cheese and other comfort foods in the Southern California and Phoenix, Arizona areas. The Company's food trucks currently make multiple stops per week at prearranged locations. The food preparation occurs at a kitchen which supports streamlined operations within the truck by limiting assembly and grilling, allowing the truck to achieve maximum revenues per hour by delivering our food items including melts, tots, soups and sides efficiently to customers. The Company's business model includes the use of social media and location booking to attract customers to the truck's various locations.

1.	Nature of Business

TRIG Acquisition 1, Inc. (the "Company") was incorporated in the State of Nevada on December 31, 2009 as GSP-1, Inc. The Company was formed as a vehicle to pursue a business combination. On July 6, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its name from "GSP-1, Inc." to "TRIG Acquisition 1, Inc."

On October 18, 2012, the Company entered into a share exchange agreement (the "Exchange Agreement") by and among (i) the Company, (ii) Grilled Cheese, Inc., a California corporation, ("Grilled Cheese"), (iii) GCT, Inc., a Nevada corporation and wholly-owned subsidiary of the Company ("GCT Sub"); (iv) David Danhi, the majority shareholder of Grilled Cheese ("Majority Shareholder") and (v) Michelle Grant, the minority shareholder of Grilled Cheese ("Minority Shareholder", together with the Majority Shareholder, the "Grilled Cheese Shareholders"). Pursuant to the terms of the Exchange Agreement: (1) the Majority Shareholder transferred to GCT Sub all of the shares of Grilled Cheese held by such shareholder in exchange for the issuance of 4,275,000 shares of the Company's common stock, par value $0.001 per share (the "Common Stock"); and (2) the Minority Shareholder transferred all of the shares of Grilled Cheese held by the Minority Shareholder in exchange for $500,000 and 845,000 shares of Common Stock (the "Share Exchange Transaction").

The Share Exchange Transaction has been accounted for as a reverse acquisition of the Company, by Grilled Cheese but in substance as a capital transaction, rather than a business combination since the Company had nominal operations and assets prior to and as of the closing of the Share Exchange Transaction. The former stockholders of Grilled Cheese represent a significant constituency of the Company's voting power immediately following the Share Exchange Transaction and Grilled Cheese's management has assumed operational, financial and governance control. The transaction is deemed a reverse recapitalization and the accounting is similar to that resulting from a reverse acquisition. For accounting purposes Grilled Cheese is treated as the surviving entity and accounting acquirer in accordance with ASC 805, Business Combinations although the Company was the legal acquirer. Accordingly, the Company's historical financial statements are those of Grilled Cheese. The accumulated losses of Grilled Cheese were carried forward after the completion of the Share Exchange Transaction.

All reference to Common Stock and per share amounts have been restated to effect the Share Exchange Transaction which occurred on October 18, 2012.

On February 19, 2013, following the Share Exchange Transaction, the Company changed its corporate name from "TRIG Acquisition 1, Inc." to "The Grilled Cheese Truck, Inc."

The Company is a food truck operation that sells various types of gourmet grilled cheese and other comfort foods in the Southern California and Phoenix, Arizona areas. The Company's food trucks currently make multiple stops per week at prearranged locations. The food preparation occurs at a commissary which supports streamlined operations within the truck by limiting assembly and grilling, allowing the truck to achieve maximum revenues per hour by delivering melts, tots, soups and sides efficiently to customers. The Company's business model includes the use of social media and location booking to attract customers to the truck's various locations.